Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments at December 31, 2012 and 2013:

	Fair Value Measurements at
	December 31, 2012 Using
	Level 1	Level 2	Level 3
		(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$45,000	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	172	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	1,273	-
Total	$45,000	1,445	-
Liabilities:
Short-term debt	$-	73,000	-
Total	$-	73,000	-

	Fair Value Measurements at
	December 31, 2013 Using
	Level 1	Level 2	Level 3
		(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$35,684	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	788	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	3,034	-
Total	$35,684	3,822	-
Liabilities:
Short-term debt	$-	105,500	-
Other current liabilities:
Warrant obligation	-	-	1,255
Total	$-	105,500	1,255

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis And Associated Losses [Table Text Block]
The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2012 and the associated losses recognized in 2012 (nil in 2013):

	Fair Value Measurements at
	reporting Date Using
					For the
					Year
					Ended
					December
					31, 2012
	December 31,				Impairment
	2012	Level 1	Level 2	Level 3	loss
	(in thousands)
Assets:
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	$477	-	-	477	238

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2013:

Warrant
obligation
(in thousands)

Balance at December 31, 2012	$-
Liability for warrant obligation	1,415
Unrealized gain for change in the fair value of the warrant included in earnings	(160)
Balance at December 31, 2013	$1,255
The amount of total gain in 2013 included in earnings attributable to the change in unrealized gain relating to assets and liabilities still held at December 31, 2013	$160